UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062 NICHOLAS EQUITY INCOME FUND, INC. (Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2011 Date of Reporting Period: 06/30/2010

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 06/30/10

		VALUE
		-----------
COMMON STOCKS - 86.42%
	Consumer Discretionary - Durables & Apparel - 12.50%
95,000	CSS Industries, Inc.	$ 1,567,500
60,000	Leggett & Platt, Incorporated	1,203,600
60,000	Mattel, Inc.	1,269,600
19,800	National Presto Industries, Inc.	1,838,628
40,000	Tupperware Brands Corporation	1,594,000
20,000	V.F. Corporation	1,423,600
		-----------
		8,896,928
		-----------
	Consumer Discretionary - Retail - 1.38%
25,000	Genuine Parts Company	986,250
		-----------
	Consumer Discretionary - Services - 1.85%
20,000	McDonald's Corporation	1,317,400
		-----------

	Consumer Staples - Food & Staple Retail - 3.35%
40,000	Village Super Market, Inc.	1,050,000
50,000	Walgreen Co.	1,335,000
		-----------
		2,385,000
		-----------
	Consumer Staples - Food, Beverage & Tobacco - 6.44%
100,000	Altria Group, Inc.	2,004,000
42,000	Philip Morris International Inc.	1,925,280
70,456	Rocky Mountain Chocolate Factory, Inc.	655,241
		-----------
		4,584,521
		-----------
	Energy - 10.82%
13,000	Chevron Corporation	882,180
75,000	Dorchester Minerals, L.P.	1,918,500
30,000	Kayne Anderson Energy Total Return Fund, Inc.	719,700
40,000	Kayne Anderson MLP Investment Company	1,046,800
70,000	PAA Natural Gas Storage LP	1,668,100
25,000	Plains All American Pipeline, L.P.	1,467,500
		-----------
		7,702,780
		-----------
	Financials - Banks - 1.34%
40,000	United Bankshares, Inc.	957,600
		-----------
	Financials - Insurance - 3.50%
25,000	Mercury General Corporation	1,036,000
120,000	Old Republic International Corporation	1,455,600
		-----------
		2,491,600
		-----------
	Financials - Real Estate - 3.86%
230,000	Cohen & Steers Quality Income Realty Fund, Inc.	1,455,900
40,000	HCP, Inc.	1,290,000
		-----------
		2,745,900
		-----------
	Health Care - Equipment - 0.19%
5,500	National Research Corporation	132,605
		-----------

	Health Care - Pharmaceuticals & Biotechnology - 4.90%
38,000	Abbott Laboratories	1,777,640
120,000	Pfizer Inc.	1,711,200
		-----------
		3,488,840
		-----------
	Industrials - Capital Goods - 8.45%
40,000	Oshkosh Corporation *	1,246,400
70,000	Pitney Bowes Inc.	1,537,200
45,000	Snap-on Incorporated	1,840,950
14,000	W.W. Grainger, Inc.	1,392,300
		-----------
		6,016,850
		-----------
	Industrials - Commercial Services & Supplies - 5.64%
66,723	ABM Industries Incorporated	1,397,847
91,180	Healthcare Services Group, Inc.	1,727,861
30,000	Republic Services, Inc.	891,900
		-----------
		4,017,608
		-----------
	Information Technology - Hardware & Equipment - 1.53%
40,000	Diebold, Incorporated	1,090,000
		-----------

	Information Technology -
	Semiconductors & Semiconductor Equipment - 2.14%

55,000	Microchip Technology Incorporated	1,525,700
		-----------

	Information Technology - Software & Services - 3.39%
46,066	Computer Services, Inc.	932,836
57,000	Paychex, Inc.	1,480,290
		-----------
		2,413,126
		-----------
	Materials - 6.27%
25,000	AptarGroup, Inc.	945,500
35,000	Bemis Company, Inc.	945,000
28,600	Greif, Inc. - Class B	1,504,360
60,000	RPM International, Inc.	1,070,400
		-----------
		4,465,260
		-----------
	Telecommunication Services - 3.90%
50,000	AT&T Inc.	1,209,500
220,000	Frontier Communications Corporation	1,564,200
		-----------
		2,773,700
		-----------
	Utilities - 4.97%
50,000	Duke Energy Corporation	800,000
42,000	Integrys Energy Group, Inc.	1,837,080
60,000	TECO Energy, Inc.	904,200
		-----------
		3,541,280
		-----------
	TOTAL COMMON STOCKS (cost $56,261,662)	61,532,948
		-----------

PREFERRED STOCK - 0.03%
	Financials - Banks - 0.03%
1,000	ASBC Capital I Trust Preferred 7.625%, 06/15/32,
	Callable, Cumulative
	(cost $18,880)	22,200
		-----------

CONVERTIBLE PREFERRED STOCKS - 2.97%
	Financials - Real Estate - 1.64%
47,800	BioMed Realty Trust, Inc. 7.375% Series A Cumulative Redeemable	1,166,320
		-----------
	Health Care - Services - 1.33%
74,615	National Healthcare Corporation Series A Convertible	943,880
		-----------
	TOTAL CONVERTIBLE PREFERRED STOCKS (cost $2,154,792)	2,110,200
		-----------

SHORT-TERM INVESTMENTS - 11.78%
	Commercial Paper - 10.89%
$500,000	BMW US Capital, LLC 07/01/10, 0.35%	500,000
695,000	E.I. du Pont de Nemours and Company 07/02/10 0.17%	694,997
750,000	John Deere Capital Corporation 07/02/10, 0.18%	749,996
575,000	Wisconsin Gas Company 07/02/10, 0.20%	574,997
250,000	Bemis Company, Inc. 07/06/10, 0.40%	249,986
500,000	BMW US Capital, LLC 07/06/10, 0.35%	499,976
400,000	General Mills, Inc. 07/06/10, 0.30%	399,983
575,000	General Mills, Inc. 07/07/10, 0.30%	574,971
250,000	Covidien International Finance S.A. 07/08/10 0.30%	249,986
700,000	Volkswagen of America, Inc. 07/08/10, 0.38%	699,948
575,000	Clorox Company (The) 07/09/10, 0.36%	574,954
625,000	Hitachi Capital America Corp. 07/12/10, 0.38%	624,927
650,000	H.J. Heinz Finance Company 07/13/10, 0.35%	649,924
255,000	Hitachi Capital America Corp. 07/14/10, 0.38%	254,965
450,000	ITT Corporation 07/20/10, 0.29%	449,931
		-----------
		7,749,541
		-----------
	Variable Rate Security - 0.89%
636,428	American Family Financial Services, Inc. 07/01/10, 0.10%	636,428
		-----------

	TOTAL SHORT-TERM INVESTMENTS (cost $8,385,969)	8,385,969
		-----------

	TOTAL SECURITY HOLDINGS (cost $66,821,303) - 101.20%	72,051,317
		-----------

	LIABILITIES, NET OF OTHER ASSETS - (1.20)%	(852,505)
		-----------

	TOTAL NET ASSETS	$71,198,812
		-----------
		-----------

% OF NET ASSETS

As of June 30, 2010, investment cost for federal tax purposes was $66,768,988 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 8,439,212
Unrealized depreciation	(3,156,883)
-----------
Net unrealized appreciation	$ 5,282,329
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks	$61,532,948
Preferred Stock	22,200
Convertible Preferred Stocks	2,110,200
Level 2 -
Commercial Paper	7,749,541
Variable Rate Security	636,428
Level 3 -
None	--
-----------
Total	$72,051,317
-----------
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(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS EQUITY INCOME FUND, INC. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 08/03/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/03/2010 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/03/2010